ASSET RETIREMENT OBLIGATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Asset Retirement Obligation [Abstract]
ASSET RETIREMENT OBLIGATIONS

NOTE 8 – ASSET RETIREMENT OBLIGATIONS

Activity related to the Company’s asset retirement obligations is as follows (in thousands):

Six Months Ended June 30, 2020
Balance at the beginning of the period *	$2,099
Accretion expense	146
Liabilities settled	(42)
Changes in estimates	(230)
Balance at end of period	$1,973

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*	Includes $225,000 of current asset retirement obligations at December 31, 2019. There were no obligations due within the 12 months from June 30, 2020.

NOTE 9 – ASSET RETIREMENT OBLIGATION

Activity related to the Company’s asset retirement obligations is as follows for the year ended December 31, 2019 (in thousands):

2019
Balance at the beginning of the period(1)	$2,571
Accretion expense	289
Obligations incurred for acquisition	54
Liabilities settled	(120)
Changes in estimates	(695)
Balance at end of period(2)	$2,099

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(1)	Includes $119,000 of current asset retirement obligations at December 31, 2018.
(2)	Includes $225,000 of current asset retirement obligations at December 31, 2019.